LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES
16.	LEASES

The Group has operating leases for offices and factories. The Group recognized ROU assets of RMB151,871 and RMB114,260 and corresponding current operating lease liabilities of RMB34,993 and RMB16,103 in accrued expenses and other current liabilities, and long-term operating lease liabilities of RMB119,413 and RMB98,370, as of December 31, 2023 and 2024, respectively. The weighted average remaining lease term was approximately 4.96 years as of December 31, 2024, and the weighted average discount rate were 2.85% and 2.70% for the years ended December 31, 2023 and 2024, respectively.

For the years ended December 31, 2022, 2023 and 2024, Operating lease expenses were RMB34,596, RMB37,878 and RMB39,517, respectively.

The maturities of lease liabilities as of December 31, 2023 and December 31, 2024 were as follows:

	As of	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
2024	38,305	—
2025	25,951	18,963
2026	24,672	24,672
2027	24,877	24,672
2028	27,139	27,139
2029	24,877	27,139
Total lease payment	165,821	122,585
Less: imputed interest	(11,415)	(8,112)
Present value of minimum operating lease payments	154,406	114,473
Less: Current operating lease liabilities	(34,993)	(16,103)
Long-term operating lease liabilities	119,413	98,370

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2023 and 2024 were RMB35,982 and RMB35,900, respectively. Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions for the years ended December 31, 2023 and 2024 were RMB133,661 and nil, respectively.